UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-8443

Salomon Brothers Variable Series Funds Inc

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

c/o Salomon Brothers Asset Management Inc

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-725-6666

Date of fiscal year end: December 31

Date of reporting period: September 30, 2005

ITEM 1.	SCHEDULE OF INVESTMENTS

SALOMON BROTHERS VARIABLE SERIES FUNDS INC

SALOMON BROTHERS VARIABLE ALL CAP FUND

FORM N-Q

SEPTEMBER 30, 2005

SALOMON BROTHERS VARIABLE ALL CAP FUND

Schedule of Investments (unaudited)	September 30, 2005

SHARES	SECURITY	VALUE
COMMON STOCKS - 87.5%
CONSUMER DISCRETIONARY - 13.3%
Auto Components - 0.4%
21,100	BorgWarner Inc.	$1,191,306

Leisure Equipment & Products - 2.1%
209,800	Hasbro Inc.	4,122,570
181,200	Mattel Inc.	3,022,416

	Total Leisure Equipment & Products	7,144,986

Media - 9.6%
47,800	Clear Channel Communications Inc.	1,572,142
171,900	Comcast Corp., Special Class A Shares *	4,947,282
434,400	Interpublic Group of Cos. Inc. *	5,056,416
283,400	News Corp., Class A Shares	4,418,206
179,100	News Corp., Class B Shares (a)	2,955,150
277,800	Pearson PLC	3,239,246
276,000	Time Warner Inc.	4,998,360
204,200	Walt Disney Co.	4,927,346

	Total Media	32,114,148

Specialty Retail - 1.2%
101,700	Home Depot Inc.	3,878,838

	TOTAL CONSUMER DISCRETIONARY	44,329,278

CONSUMER STAPLES - 5.6%
Beverages - 0.3%
13,800	Molson Coors Brewing Co., Class B Shares (a)	883,338

Food & Staples Retailing - 2.6%
10,971	FHC Delaware Inc. (b)(c)*	52,112
188,500	Safeway Inc.	4,825,600
88,300	Wal-Mart Stores Inc.	3,869,306

	Total Food & Staples Retailing	8,747,018

Food Products - 2.7%
107,800	Kraft Foods Inc., Class A Shares	3,297,602
204,100	Unilever PLC	2,137,918
85,600	Unilever PLC, Sponsored ADR	3,614,032

	Total Food Products	9,049,552

	TOTAL CONSUMER STAPLES	18,679,908

ENERGY - 10.4%
Energy Equipment & Services - 3.8%
54,300	Baker Hughes Inc.	3,240,624
45,400	GlobalSantaFe Corp.	2,071,148
79,100	Halliburton Co.	5,419,932
24,000	Schlumberger Ltd.	2,025,120

	Total Energy Equipment & Services	12,756,824

Oil, Gas & Consumable Fuels - 6.6%
42,900	Anadarko Petroleum Corp.	4,107,675
10,800	BP PLC, Sponsored ADR	765,180
47,700	Chevron Corp.	3,087,621
30,100	ConocoPhillips	2,104,291
49,800	Exxon Mobil Corp.	3,164,292
93,100	Murphy Oil Corp.	4,642,897
156,400	Williams Cos. Inc.	3,917,820

	Total Oil, Gas & Consumable Fuels	21,789,776

	TOTAL ENERGY	34,546,600

FINANCIALS - 17.2%
Capital Markets - 2.5%
6,500	Goldman Sachs Group Inc.	790,270

See Notes to Schedule of Investments.

SALOMON BROTHERS VARIABLE ALL CAP FUND

Schedule of Investments (unaudited) (continued)	September 30, 2005

SHARES	SECURITY	VALUE
Capital Markets - 2.5% (continued)
76,400	Merrill Lynch & Co. Inc.	$4,687,140
56,900	State Street Corp.	2,783,548

	Total Capital Markets	8,260,958

Commercial Banks - 2.0%
491	Mitsubishi Tokyo Financial Group Inc.	6,457,390

Consumer Finance - 2.8%
84,900	American Express Co.	4,876,656
182,600	MBNA Corp.	4,499,264

	Total Consumer Finance	9,375,920

Diversified Financial Services - 2.0%
193,756	JPMorgan Chase & Co.	6,574,141

Insurance - 4.9%
48,000	Ambac Financial Group Inc.	3,458,880
62,700	American International Group Inc.	3,884,892
54,100	Chubb Corp.	4,844,655
143,200	CNA Surety Corp. *	2,036,304
28,000	Hartford Financial Services Group Inc.	2,160,760

	Total Insurance	16,385,491

Thrifts & Mortgage Finance - 3.0%
55,200	MGIC Investment Corp. (a)	3,543,840
163,000	PMI Group Inc. (a)	6,498,810

	Total Thrifts & Mortgage Finance	10,042,650

	TOTAL FINANCIALS	57,096,550

HEALTH CARE - 11.6%
Biotechnology - 1.4%
28,500	Amgen Inc. *	2,270,595
256,400	Aphton Corp. *	164,096
138,914	Enzo Biochem Inc. (a)*	2,133,719

	Total Biotechnology	4,568,410

Pharmaceuticals - 10.2%
121,300	Abbott Laboratories	5,143,120
21,400	Eli Lilly & Co.	1,145,328
89,200	GlaxoSmithKline PLC, Sponsored ADR (a)	4,574,176
101,700	Johnson & Johnson	6,435,576
134,500	Novartis AG, Sponsored ADR	6,859,500
178,400	Pfizer Inc.	4,454,648
116,100	Wyeth	5,371,947

	Total Pharmaceuticals	33,984,295

	TOTAL HEALTH CARE	38,552,705

INDUSTRIALS - 6.7%
Aerospace & Defense - 3.4%
45,100	Boeing Co.	3,064,545
75,000	Honeywell International Inc.	2,812,500
140,600	Raytheon Co.	5,345,612

	Total Aerospace & Defense	11,222,657

Airlines - 1.3%
301,700	Southwest Airlines Co.	4,480,245

Commercial Services & Supplies - 0.1%
33,500	IKON Office Solutions Inc. (a)	334,330

Industrial Conglomerates - 0.0%
4,600	Tyco International Ltd.	128,110

Machinery - 1.9%
81,400	Caterpillar Inc.	4,782,250

See Notes to Schedule of Investments.

SALOMON BROTHERS VARIABLE ALL CAP FUND

Schedule of Investments (unaudited) (continued)	September 30, 2005

SHARES	SECURITY	VALUE
Machinery - 1.9% (continued)
22,400	Deere & Co.	$1,370,880

	Total Machinery	6,153,130

	TOTAL INDUSTRIALS	22,318,472

INFORMATION TECHNOLOGY - 14.5%
Communications Equipment - 4.4%
147,900	Cisco Systems Inc. *	2,651,847
1,500,000	Lucent Technologies Inc. *	4,875,000
183,200	Motorola Inc.	4,046,888
181,500	Nokia Oyj, Sponsored ADR	3,069,165

	Total Communications Equipment	14,642,900

Computers & Peripherals - 0.1%
10,400	Electronics for Imaging Inc. *	238,576

Electronic Equipment & Instruments - 3.6%
110,500	Agilent Technologies Inc. *	3,618,875
55,700	LG. Philips LCD Co., Ltd., Sponsored ADR (a)*	1,145,192
15,900	Samsung Electronics Co., Ltd., GDR (d)	4,523,550
686,810	Solectron Corp. *	2,685,427

	Total Electronic Equipment & Instruments	11,973,044

Semiconductors & Semiconductor Equipment - 4.0%
210,500	Applied Materials Inc.	3,570,080
68,300	Novellus Systems Inc. *	1,712,964
480,509	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	3,949,784
123,000	Texas Instruments Inc.	4,169,700

	Total Semiconductors & Semiconductor Equipment	13,402,528

Software - 2.4%
233,800	Micromuse Inc. *	1,842,344
239,300	Microsoft Corp.	6,157,189

	Total Software	7,999,533

	TOTAL INFORMATION TECHNOLOGY	48,256,581

MATERIALS - 6.7%
Chemicals - 3.3%
90,600	Dow Chemical Co.	3,775,302
125,600	E.I. du Pont de Nemours & Co.	4,919,752
78,200	Engelhard Corp.	2,182,562

	Total Chemicals	10,877,616

Containers & Packaging - 0.2%
69,900	Smurfit-Stone Container Corp. *	724,164

Metals & Mining - 1.9%
137,800	Alcoa Inc.	3,365,076
75,200	RTI International Metals Inc. (a)*	2,959,120
73,200	WGI Heavy Minerals Inc. *	58,008

	Total Metals & Mining	6,382,204

Paper & Forest Products - 1.3%
63,100	Weyerhaeuser Co.	4,338,125

	TOTAL MATERIALS	22,322,109

TELECOMMUNICATION SERVICES - 1.5%
Wireless Telecommunication Services - 1.5%
187,800	Vodafone Group PLC, Sponsored ADR (a)	4,877,166

UTILITIES - 0.0%
Independent Power Producers & Energy Traders - 0.0%
29,200	Dynegy Inc., Class A Shares (a)*	137,532

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $245,836,829)	291,116,901

See Notes to Schedule of Investments.

SALOMON BROTHERS VARIABLE ALL CAP FUND

Schedule of Investments (unaudited) (continued)	September 30, 2005

FACE AMOUNT	SECURITY	VALUE
SHORT-TERM INVESTMENTS - 14.0%
Repurchase Agreements - 7.5%
$12,000,000	Interest in $400,660,000 joint tri-party repurchase agreement dated 9/30/05 with Barclays Capital Inc., 3.850% due 10/3/05, Proceeds at maturity - $12,003,850 (Fully collateralized by various U.S. government obligations, 0.000% to 4.375% due 3/7/06 to 9/17/10; Market value - $12,240,009)	$12,000,000
12,000,000	Interest in $603,193,000 joint tri-party repurchase agreement dated 9/30/05 with Merrill Lynch, Pierce, Fenner & Smith Inc., 3.810% due 10/3/05, Proceeds at maturity - $12,003,810; (Fully collateralized by various U.S. Treasury obligations, 4.125% to 8.875% due 8/15/08 to 7/15/20; Market value - $12,240,062)	12,000,000
856,000	Interest in $304,256,000 joint tri-party repurchase agreement dated 9/30/05 with Morgan Stanley, 3.750% due 10/3/05, Proceeds at maturity- $856,268; (Fully collateralized by various U.S. government agency obligations, 0.000% to 9.800% due 10/7/05 to 9/23/21; Market value - $876,011)	856,000

	Total Repurchase Agreements (Cost - $24,856,000)	24,856,000

SHARES
Securities Purchased from Securities Lending Collateral - 6.5%
21,703,611	State Street Navigator Securities Lending Trust Prime Portfolio (Cost - $21,703,611)	21,703,611

	TOTAL SHORT-TERM INVESTMENTS (Cost - $46,559,611)	46,559,611

	TOTAL INVESTMENTS - 101.5% (Cost - $292,396,440#)	337,676,512
	Liabilities in Excess of Other Assets - (1.5)%	(5,101,281)

	TOTAL NET ASSETS - 100.0%	$332,575,231

*	Non-income producing security.

(a)	All or a portion of this security is on loan (See Notes 1 and 2).

(b)	Security is valued in good faith at fair value by or under the direction of the Board of Directors.

(c)	Illiquid security.

(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors unless otherwise noted.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipt
GDR	— Global Depositary Receipt

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Salomon Brothers Variable All Cap Fund (the “Fund”), a separate non-diversified investment fund of Salomon Brothers Variable Series Fund Inc. (“Company”), a Maryland corporation, is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as an open-end management investment company. The Fund is offered exclusively for use with certain variable annuity and variable life insurance contracts offered through the separate accounts of various life insurance companies, including affiliates of the investment manager, and qualified pension and retirement plans.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian takes possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Lending of Portfolio Securities. The Fund has an agreement with its custodian whereby the custodian may lend securities owned by the Fund to brokers, dealers and other financial organizations. In exchange for lending securities under the terms of the agreement with its custodian, the Fund receives a lender’s fee. Fees earned by the Fund on securities lending are recorded as securities lending income. Loans of securities by the Fund are collateralized by cash, U.S. government securities or high quality money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin which varies depending on the type of securities loaned. The custodian establishes and maintains the collateral in a segregated account. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund maintains the risk of any loss on the securities on loan as well as the potential loss on investments purchased with cash collateral received from securities lending.

(d) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(e) Security Transactions. Security transactions are accounted for on a trade date basis.

Notes to Schedule of Investments (unaudited) (continued)

2. Investments

At September 30, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$52,998,453
Gross unrealized depreciation	(7,718,381)

Net unrealized appreciation	$45,280,072

At September 30, 2005, the Fund loaned securities having a market value of $21,236,919. The Fund received cash collateral amounting to $21,703,611 which was invested into the State Street Navigator Securities Lending Trust Prime Portfolio, a Rule 2a-7 money market fund, registered under the 1940 Act.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Salomon Brothers Variable Series Funds Inc

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date	November 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date	November 29, 2005

By	/s/ FRANCES M. GUGGINO
Frances M. Guggino
Chief Financial Officer

Date	November 29, 2005